Accounting Policies - Narrative (Detail) $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	$ 5,079.1	$ 4,771.2
Gold-in-process and stockpiles	565.8	450.2
Carrying value write down due to loss incurred by the entity	178.8	233.3
Provision for decommissioning, restoration and rehabilitation costs	430.9	381.5	$ 370.3
Current provision for decommissioning, restoration and rehabilitation costs	12.0	19.6
Non-current provision for decommissioning, restoration and rehabilitation costs	418.9	361.9
Provisions	13.1	18.3	21.2
Current portion of silicosis settlement costs	0.6	4.0
Non-current portion of silicosis settlement costs	12.5	14.3
Deferred taxation liabilities	500.9	499.9
Deferred taxation asset	260.6	240.0
Taxation payable	115.9	121.3	24.8				$ 0.9
Share-based payments	12.7	14.5	20.5
Charge to income statement	28.5	51.3	9.1
Long term incentive plan liability	56.6	67.2	11.5
Current portion of long-term incentive plan	28.4	33.8
Non-current portion of long-term incentive plan	28.2	33.4
– Warrants	0.0	12.9
Derivative financial assets	5.1	81.9
Non-current derivative financial assets	0.0	31.4
Derivative financial liabilities	6.8	21.8
Derivative financial liabilities	6.8	21.8
Non-current derivative financial liabilities	0.0	7.3
Loss on financial instruments	96.4	240.2	$ 244.7
Asanko redeemable preference shares	$ 94.5	$ 92.6
Dividends withholding tax percentage	20.00%
Rand
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	15.94	14.69	14.00	15.94	14.69	14.00
Average exchange rate	14.79	16.38	14.46
US Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.73	0.77	0.70	0.73	0.77	0.70
Average exchange rate	0.75	0.69	0.70
Trade and other payables
Disclosure of changes in accounting estimates [line items]
Derivative financial liabilities	$ 6.8	$ 29.1
Trade and other receivables
Disclosure of changes in accounting estimates [line items]
– Warrants	5.1	113.3
South deep
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	$ 1,300.0	$ 1,400.0	$ 1,500.0	R 21.2	R 21.1	R 21.1